LONG-TERM LOANS AND OTHER BORROWINGS - Current maturities of long-term loans and other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp 15,866	$ 986	Rp 10,276
Two-step loans
Borrowings and other credit facilities
Current maturities			84
Bonds and Medium-term notes ("MTN")
Borrowings and other credit facilities
Current maturities	2,347		548
Bank loans
Borrowings and other credit facilities
Current maturities	Rp 13,519		9,282
Other borrowings
Borrowings and other credit facilities
Current maturities			Rp 362